Investment Strategy	Jan. 28, 2026
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Government Money Fund invests at least 99.5% of its total assets in cash, U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. Government, and/or repurchase agreements that are fully collateralized by cash or government securities. In addition, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and/or repurchase agreements that are fully collateralized by government securities. In particular, the Fund invests in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government and repurchase agreements involving these obligations. Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities in which the Government Money Fund invests consist principally of securities issued or guaranteed by Fannie Mae (formerly known as the Federal National Mortgage Association), the Federal Home Loan Bank (“FHLB”), Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) and the Government National Mortgage Association (“Ginnie Mae”). The securities held by the Fund must, in the opinion of RBC Rochdale, LLC (the “Adviser”), the Fund’s investment adviser, present minimal credit risk. The Fund invests in compliance with the requirements of Rule 2a-7 under the Investment Company Act of 1940 relating to the credit quality, maturity, liquidity and diversification of investments for money market funds.

The Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.

The Fund does not currently intend to avail itself of the ability to impose “liquidity fees” on Fund redemptions, as permitted by Rule 2a-7. However, the Board of Trustees reserves the right, with notice to shareholders, to change this policy in the future.

Strategy Portfolio Concentration [Text]	The Government Money Fund invests at least 99.5% of its total assets in cash, U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. Government, and/or repurchase agreements that are fully collateralized by cash or government securities.
CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal market conditions, the Muni High Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of tax-exempt municipal bonds. Municipal bonds are obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia, Puerto Rico, the U.S. Virgin Islands, and Guam), their political subdivisions such as counties and cities, and agencies or authorities, to finance public-purpose projects. The interest on municipal bonds is excludable from gross income for federal income tax purposes, although a significant portion of such interest may be a tax preference item (“Tax Preference Item”) for purposes of the federal alternative minimum tax (the “AMT”) applicable to noncorporate taxpayers.

The Fund typically invests in medium- and lower-quality bonds, which are bonds that are rated BBB+ or lower by Standard & Poor’s Ratings Services (“Standard & Poor’s”), are comparably rated by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, are determined by RBC Rochdale, LLC (the “Adviser”), the Fund’s investment adviser, to be of comparable quality. The Fund’s typical investments include non-investment grade debt securities (commonly called junk bonds), which are rated BB+ or lower by Standard & Poor’s, comparably rated by another NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest an unlimited amount of its total assets in non-investment grade debt securities. Although the Adviser considers credit ratings in selecting investments for the Fund, the Adviser bases its investment decision for a particular instrument primarily on its own credit analysis and not on an NRSRO’s credit rating. The Adviser will consider, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage.

The Fund may invest in higher quality municipal bonds at times when yield spreads are narrow and the Adviser believes that the higher yields do not justify the increased risk, or when, in the opinion of the Adviser, there is a lack of medium- and lower-quality bonds in which to invest.

The Adviser’s view on interest rates largely determines the desired duration of the Fund’s holdings and how the Adviser structures the portfolio to achieve a duration target. In current market conditions, the Fund invests substantially in municipal bonds with remaining maturities of ten to 30 years.

In selecting investments for the Fund, the Adviser typically conducts a macro-economic analysis, and it may consider a number of factors including the security’s current coupon; the maturity, relative value and market yield of the security; the creditworthiness of the particular issuer or of the private company involved; the sector in which the issuer operates; the structure of the security, including whether it has a call feature; and the state in which the issuer is located.

The Fund primarily invests in revenue bonds, which are payable only from specific sources, such as the revenue from a particular project, a special tax, lease payments and/or appropriated funds. Revenue bonds include certain private activity bonds (“PABs”), which finance privately operated facilities. Revenue bonds may also include housing bonds that finance pools of single-family home mortgages and student loan bonds that finance pools of student loans, as well as bonds that finance charter schools. Revenue bonds may also include tobacco bonds that are issued by state created special purpose entities as a means to securitize a state’s share of annual tobacco settlement revenues. The Fund may invest significantly in PABs in general; in revenue bonds payable from revenues derived from similar projects, such as those in the health care, life care, education and special tax sectors; and in municipal bonds of issuers located in the same geographic area.

Generally, in determining whether to sell a security, the Adviser uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desirable investment for the Fund, including consideration of the security’s current credit quality. The Adviser may also sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Muni High Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of tax-exempt municipal bonds.
CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in fixed income securities, including floating rate loans. The Fund invests in both fixed rate and floating rate fixed income securities and may invest in fixed income securities of any credit rating. The Fund seeks to invest its net assets opportunistically across a broad spectrum of income yielding securities, including without limitation collateralized loan obligations (“CLOs”). The Fund generally expects to have exposure to high yield bonds (commonly known as “junk” bonds), first- and second-lien senior floating rate loans and other floating rate debt securities, bonds issued by sovereign issuers or quasi-sovereign issuers (i.e., entities that are fully guaranteed, or 100% directly or indirectly owned or controlled, by sovereign entities), and domestic and foreign corporate bonds including asset-backed securities, bank loans, zero coupon obligations, pay-in-kind bonds and trust preferred securities. The Fund may also invest in agency and non-agency mortgage-backed securities and asset-backed securities. The Fund’s portfolio managers determine the portion of the Fund’s assets invested in each asset class.

The Fund’s foreign investments generally include investments in companies that are operating principally in emerging market or frontier market countries. The Fund considers a company to be operating principally in an emerging market or frontier market if (i) the company is incorporated or has its principal business activities in such a market or (ii) the company derives 50% or more of its revenues from, or has 50% or more of its assets in, such a market. The Fund considers a country to be an emerging market country if it has been determined by an international organization, such as the World Bank, to have a low to middle income economy. The Fund considers a country to be a frontier market country if it is included in the MSCI Frontier Markets Index. The Fund’s foreign investments may be denominated in U.S. dollars or in local currencies.

The Fund may also invest in other income-producing securities consisting of preferred stocks, high dividend paying stocks, securities issued by other investment companies (including exchange-traded funds (“ETFs”), and money market funds), and money market instruments. Up to 100% of the Fund’s assets may be held in instruments that are rated below investment grade by either by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or Moody’s Investors Service, Inc. (“Moody’s”), or in unrated securities determined by RBC Rochdale, LLC (the “Adviser”), the Fund’s investment adviser, or a Fund sub-adviser to be of equal quality. Although the Adviser and sub-advisers may consider credit ratings in selecting investments for the Fund, the Adviser and the sub-advisers generally base their investment decisions for a particular instrument primarily on their own credit analyses and not on a credit rating by a nationally recognized statistical rating organization. The Adviser and sub-advisers generally consider, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage. The Fund may invest in income producing securities and other instruments without regard to the maturity of any instrument or the average maturity or duration of the Fund as a whole.

In selecting the Fund’s investments, the Adviser or the relevant sub-adviser analyzes an issuer’s financial condition, business product strength, competitive position and management experience. The Fund may continue to own a security as long as the dividend or interest yields satisfy the Fund’s goal, the credit quality meets the Adviser’s or sub-adviser’s fundamental criteria and the Adviser or sub-adviser believes the valuation is attractive and industry trends remain favorable. Generally, in determining whether to sell a security, the Adviser or relevant sub-adviser uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desirable investment for the Fund, including consideration of the security’s current credit quality. The Adviser or sub-adviser may also sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in fixed income securities, including floating rate loans.